Net interest income (Narrative) (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Costs to originate credit card balances	£ 687	£ 684	£ 585
Interest income on impaired financial assets accrued	9	9	9
Interest expense on lease liabilities	23	25
Interest expense	2,846	4,178	4,329
Net investment income	(121)	420	394
Financial guarantee contracts [member]
Disclosure of detailed information about financial instruments [line items]
Interest expense	£ 99	25	1
Net investment income		£ 24	£ 1